Schedule of Investments(a)
July 31, 2024
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–42.64%
Aerospace & Defense–1.33%
BAE Systems PLC (United Kingdom),
5.00%, 03/26/2027(b)	$4,837,000	$4,861,871
5.13%, 03/26/2029(b)	2,218,000	2,247,986
5.50%, 03/26/2054(b)	1,082,000	1,084,146
Boeing Co. (The),
6.26%, 05/01/2027(b)	1,745,000	1,783,564
6.30%, 05/01/2029(b)	1,237,000	1,280,064
6.39%, 05/01/2031(b)	259,000	270,528
6.53%, 05/01/2034(b)	4,695,000	4,930,400
6.86%, 05/01/2054(b)	1,107,000	1,173,016
L3Harris Technologies, Inc.,
5.05%, 06/01/2029	4,380,000	4,431,734
5.25%, 06/01/2031	1,751,000	1,784,481
5.40%, 07/31/2033	271,000	276,165
5.35%, 06/01/2034	4,380,000	4,444,030
Lockheed Martin Corp.,
5.10%, 11/15/2027	254,000	258,971
4.50%, 02/15/2029	1,681,000	1,685,862
4.75%, 02/15/2034	494,000	494,697
4.80%, 08/15/2034	2,403,000	2,412,142
5.90%, 11/15/2063	144,000	157,766
Northrop Grumman Corp., 4.95%, 03/15/2053	180,000	167,386
RTX Corp.,
5.75%, 01/15/2029	948,000	990,412
6.00%, 03/15/2031	481,000	512,055
5.15%, 02/27/2033	714,000	724,517
6.10%, 03/15/2034	1,168,000	1,259,324
6.40%, 03/15/2054	552,000	620,748
		37,851,865
Agricultural & Farm Machinery–0.27%
AGCO Corp.,
5.45%, 03/21/2027	1,347,000	1,365,648
5.80%, 03/21/2034	1,478,000	1,506,004
CNH Industrial Capital LLC, 5.45%, 10/14/2025	412,000	413,881
John Deere Capital Corp.,
4.55%, 10/11/2024	432,000	431,203
4.70%, 06/10/2030	1,004,000	1,017,385
5.10%, 04/11/2034	2,820,000	2,882,497
		7,616,618
Agricultural Products & Services–0.02%
Cargill, Inc.,
4.88%, 10/10/2025(b)	354,000	354,309
4.75%, 04/24/2033(b)	314,000	312,764
		667,073
Air Freight & Logistics–0.47%
GXO Logistics, Inc.,
6.25%, 05/06/2029	3,182,000	3,301,476
6.50%, 05/06/2034	2,178,000	2,267,973
Principal Amount		Value
Air Freight & Logistics–(continued)
United Parcel Service, Inc.,
5.15%, 05/22/2034	$2,162,000	$2,206,634
5.50%, 05/22/2054	3,817,000	3,860,866
5.60%, 05/22/2064	1,759,000	1,782,756
		13,419,705
Apparel, Accessories & Luxury Goods–0.06%
Tapestry, Inc.,
7.05%, 11/27/2025	897,000	915,462
7.00%, 11/27/2026	632,000	653,564
		1,569,026
Application Software–0.08%
Constellation Software, Inc. (Canada), 5.46%, 02/16/2034(b)	1,246,000	1,276,342
Intuit, Inc., 5.20%, 09/15/2033	1,065,000	1,096,202
		2,372,544
Asset Management & Custody Banks–1.32%
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	1,545,000	1,605,199
5.15%, 05/15/2033	795,000	807,617
Ares Capital Corp.,
5.88%, 03/01/2029	1,035,000	1,038,985
5.95%, 07/15/2029	1,938,000	1,944,971
Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028(c)	5,045,000	5,064,792
4.98%, 03/14/2030(c)	618,000	625,377
5.06%, 07/22/2032(c)	2,989,000	3,027,401
5.19%, 03/14/2035(c)	475,000	479,304
5.61%, 07/21/2039(c)	2,483,000	2,523,365
BlackRock, Inc., 4.75%, 05/25/2033	840,000	841,191
Blackstone Secured Lending Fund,
2.13%, 02/15/2027	2,121,000	1,944,783
5.88%, 11/15/2027	2,318,000	2,335,913
Northern Trust Corp., 6.13%, 11/02/2032	200,000	215,688
State Street Corp.,
4.99%, 03/18/2027	2,576,000	2,602,210
5.68%, 11/21/2029(c)	2,102,000	2,184,292
6.12%, 11/21/2034(c)	1,338,000	1,424,018
Series J, 6.70%(c)(d)	8,883,000	8,893,818
		37,558,924
Automobile Manufacturers–2.62%
American Honda Finance Corp.,
4.95%, 01/09/2026	5,480,000	5,492,673
4.90%, 03/12/2027	8,749,000	8,817,380
4.70%, 01/12/2028	559,000	561,779
4.90%, 03/13/2029	7,060,000	7,158,140
4.60%, 04/17/2030	297,000	297,638
4.90%, 01/10/2034	1,324,000	1,317,593

See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
Daimler Truck Finance North America LLC (Germany),
5.60%, 08/08/2025(b)	$1,417,000	$1,422,630
5.15%, 01/16/2026(b)	1,034,000	1,037,013
5.00%, 01/15/2027(b)	1,067,000	1,070,876
5.38%, 01/18/2034(b)	975,000	989,783
Ford Motor Credit Co. LLC,
6.80%, 11/07/2028	1,336,000	1,401,154
7.12%, 11/07/2033	1,268,000	1,354,686
Hyundai Capital America,
5.50%, 03/30/2026(b)	512,000	515,500
5.65%, 06/26/2026(b)	1,105,000	1,117,201
5.25%, 01/08/2027(b)	3,164,000	3,183,923
5.30%, 03/19/2027(b)	2,731,000	2,753,573
5.60%, 03/30/2028(b)	685,000	699,082
5.35%, 03/19/2029(b)	565,000	573,948
5.80%, 04/01/2030(b)	158,000	163,957
Mercedes-Benz Finance North America LLC (Germany),
4.90%, 01/09/2026(b)	5,805,000	5,814,689
4.80%, 01/11/2027(b)	5,462,000	5,488,870
5.10%, 08/03/2028(b)	1,070,000	1,088,417
4.85%, 01/11/2029(b)	1,297,000	1,309,583
5.00%, 01/11/2034(b)	560,000	559,163
5.13%, 08/01/2034(b)	5,757,000	5,767,021
PACCAR Financial Corp.,
4.95%, 10/03/2025	418,000	418,517
4.60%, 01/10/2028	268,000	269,211
Toyota Motor Credit Corp., 4.63%, 01/12/2028	326,000	327,592
Volkswagen Group of America Finance LLC (Germany),
5.40%, 03/20/2026(b)	5,835,000	5,866,824
5.30%, 03/22/2027(b)	3,980,000	4,026,976
5.25%, 03/22/2029(b)	2,126,000	2,151,231
5.60%, 03/22/2034(b)	1,330,000	1,353,032
		74,369,655
Automotive Parts & Equipment–0.16%
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	634,000	633,473
5.00%, 02/15/2029(b)	1,305,000	1,326,463
4.90%, 05/01/2033(b)	779,000	777,407
5.20%, 10/30/2034(b)	1,853,000	1,881,532
		4,618,875
Automotive Retail–0.07%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	903,000	909,876
AutoZone, Inc.,
5.05%, 07/15/2026	571,000	574,215
5.20%, 08/01/2033	620,000	624,342
		2,108,433
Principal Amount		Value
Biotechnology–0.80%
AbbVie, Inc.,
4.80%, 03/15/2027	$7,560,000	$7,611,262
4.80%, 03/15/2029	3,881,000	3,932,699
5.05%, 03/15/2034	2,650,000	2,700,015
5.35%, 03/15/2044	1,610,000	1,637,332
5.40%, 03/15/2054	1,927,000	1,953,607
5.50%, 03/15/2064	2,199,000	2,225,863
Amgen, Inc.,
5.25%, 03/02/2025	918,000	917,317
5.15%, 03/02/2028	606,000	614,449
5.25%, 03/02/2030	259,000	265,986
Gilead Sciences, Inc.,
5.25%, 10/15/2033	544,000	559,576
5.55%, 10/15/2053	440,000	449,984
		22,868,090
Building Products–0.01%
Carrier Global Corp., 5.90%, 03/15/2034	396,000	423,920
Cable & Satellite–0.22%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	115,000	114,256
6.15%, 11/10/2026	2,580,000	2,629,780
6.65%, 02/01/2034	1,348,000	1,393,842
Comcast Corp., 5.50%, 11/15/2032	281,000	293,540
Cox Communications, Inc.,
5.70%, 06/15/2033(b)	255,000	259,577
5.80%, 12/15/2053(b)	1,639,000	1,605,655
		6,296,650
Cargo Ground Transportation–0.12%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	226,000	228,360
5.35%, 01/12/2027(b)	266,000	268,638
5.70%, 02/01/2028(b)	293,000	300,002
5.55%, 05/01/2028(b)	565,000	577,449
6.05%, 08/01/2028(b)	635,000	661,115
6.20%, 06/15/2030(b)	234,000	248,862
Ryder System, Inc., 6.60%, 12/01/2033	926,000	1,012,138
		3,296,564
Commercial & Residential Mortgage Finance–0.17%
Aviation Capital Group LLC, 6.75%, 10/25/2028(b)	1,415,000	1,494,681
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(c)	1,231,000	1,268,470
Radian Group, Inc., 6.20%, 05/15/2029	1,862,000	1,922,824
		4,685,975
Communications Equipment–0.02%
Cisco Systems, Inc., 5.30%, 02/26/2054	566,000	570,847
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Construction Machinery & Heavy Transportation Equipment– 0.51%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025	$2,288,000	$2,292,625
Cummins, Inc.,
4.90%, 02/20/2029	734,000	746,347
5.45%, 02/20/2054	1,489,000	1,498,424
Daimler Trucks Finance North America LLC (Germany), 5.13%, 01/19/2028(b)	788,000	796,198
Komatsu Finance America, Inc., 5.50%, 10/06/2027(b)	1,038,000	1,061,671
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029(b)	2,632,000	2,664,981
5.55%, 04/03/2034(b)	5,348,000	5,389,430
		14,449,676
Consumer Electronics–0.18%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	2,604,000	2,638,616
5.63%, 04/24/2029(b)	2,471,000	2,540,173
		5,178,789
Consumer Finance–0.56%
American Express Co.,
5.65%, 04/23/2027(c)	4,506,000	4,557,895
5.53%, 04/25/2030(c)	4,056,000	4,177,380
5.92%, 04/25/2035(c)	3,695,000	3,855,071
Capital One Financial Corp.,
7.15%, 10/29/2027(c)	870,000	907,217
6.31%, 06/08/2029(c)	580,000	601,702
7.62%, 10/30/2031(c)	886,000	991,318
General Motors Financial Co., Inc.,
6.05%, 10/10/2025	640,000	646,444
5.40%, 04/06/2026	166,000	166,862
		15,903,889
Consumer Staples Merchandise Retail–0.06%
Dollar General Corp., 5.50%, 11/01/2052	201,000	194,936
Target Corp.,
4.50%, 09/15/2032	287,000	283,124
4.80%, 01/15/2053	338,000	315,634
Walmart, Inc.,
4.50%, 09/09/2052	118,000	108,263
4.50%, 04/15/2053	899,000	822,696
		1,724,653
Distillers & Vintners–0.01%
Brown-Forman Corp., 4.75%, 04/15/2033	189,000	189,384
Constellation Brands, Inc., 4.90%, 05/01/2033	171,000	168,872
		358,256
Distributors–0.08%
Genuine Parts Co.,
6.50%, 11/01/2028	652,000	694,975
6.88%, 11/01/2033	1,330,000	1,490,657
		2,185,632
Principal Amount		Value
Diversified Banks–9.85%
Australia and New Zealand Banking Group Ltd. (Australia),
5.09%, 12/08/2025	$940,000	$944,482
5.00%, 03/18/2026	6,790,000	6,819,963
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 7.88%, 11/15/2034(c)	1,400,000	1,572,641
Banco Santander S.A. (Spain),
6.53%, 11/07/2027(c)	4,800,000	4,955,942
5.55%, 03/14/2028(c)	1,600,000	1,614,047
5.37%, 07/15/2028(c)	4,400,000	4,441,908
5.44%, 07/15/2031	5,300,000	5,391,776
8.00%(c)(d)	3,555,556	3,596,748
Bank of America Corp.,
5.93%, 09/15/2027(c)	4,083,000	4,162,954
4.95%, 07/22/2028(c)	180,000	180,526
5.20%, 04/25/2029(c)	1,014,000	1,026,585
5.82%, 09/15/2029(c)	1,408,000	1,458,263
Bank of America N.A., 5.53%, 08/18/2026	1,946,000	1,976,519
Bank of Montreal (Canada),
5.30%, 06/05/2026	408,000	411,949
7.70%, 05/26/2084(c)	3,903,000	4,027,080
7.30%, 11/26/2084(c)	4,026,000	4,075,471
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(c)	1,108,000	1,176,476
8.00%, 01/27/2084(c)	1,869,000	1,962,212
Banque Federative du Credit Mutuel S.A. (France), 5.19%, 02/16/2028(b)	5,496,000	5,553,381
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(b)(c)	1,385,000	1,423,563
BPCE S.A. (France),
5.95% (SOFR + 0.57%), 01/14/2025(b)(e)	1,534,000	1,535,369
5.20%, 01/18/2027(b)	1,685,000	1,696,743
5.28%, 05/30/2029(b)	1,703,000	1,729,003
5.72%, 01/18/2030(b)(c)	291,000	295,863
Citibank N.A.,
5.44%, 04/30/2026	6,788,000	6,852,286
4.93%, 08/06/2026	5,008,000	5,021,114
5.57%, 04/30/2034	3,359,000	3,495,294
Citigroup, Inc.,
5.61%, 09/29/2026(c)	533,000	535,380
5.17%, 02/13/2030(c)	1,280,000	1,294,398
6.17%, 05/25/2034(c)	1,022,000	1,061,422
5.83%, 02/13/2035(c)	3,493,000	3,541,912
Series AA, 7.63%(c)(d)	4,890,000	5,097,734
Series BB, 7.20%(c)(d)	3,182,000	3,268,993
Series CC, 7.13%(c)(d)	3,407,000	3,418,094
Series DD, 7.00%(c)(d)	5,641,000	5,736,371
Series Z, 7.38%(c)(d)	4,765,000	4,898,167
Citizens Bank N.A., 6.06%, 10/24/2025(c)	1,009,000	1,006,733
Comerica, Inc., 5.98%, 01/30/2030(c)	509,000	510,408
Credit Agricole S.A. (France),
5.34%, 01/10/2030(b)(c)	1,673,000	1,686,962
6.25%, 01/10/2035(b)(c)	648,000	672,545
Federation des caisses Desjardins du Quebec (Canada), 5.28%, 01/23/2026(b)(c)	1,621,000	1,620,480
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Fifth Third Bancorp,
2.38%, 01/28/2025	$241,000	$237,259
1.71%, 11/01/2027(c)	274,000	254,748
6.34%, 07/27/2029(c)	154,000	160,540
4.77%, 07/28/2030(c)	463,000	455,136
5.63%, 01/29/2032(c)	419,000	426,116
Goldman Sachs Bank USA, 5.28%, 03/18/2027(c)	12,780,000	12,834,238
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(c)	1,373,000	1,394,614
5.60%, 05/17/2028(c)	3,471,000	3,519,711
5.21%, 08/11/2028(c)	830,000	835,848
7.40%, 11/13/2034(c)	1,025,000	1,139,452
6.33%, 03/09/2044(c)	941,000	1,013,529
Huntington National Bank (The), 5.70%, 11/18/2025(c)	1,596,000	1,595,720
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(c)	1,800,000	1,825,914
JPMorgan Chase & Co.,
5.04%, 01/23/2028(c)	2,292,000	2,302,660
5.57%, 04/22/2028(c)	3,220,000	3,280,826
4.85%, 07/25/2028(c)	202,000	202,335
5.30%, 07/24/2029(c)	848,000	863,286
6.09%, 10/23/2029(c)	1,156,000	1,212,821
5.01%, 01/23/2030(c)	839,000	846,134
5.58%, 04/22/2030(c)	2,563,000	2,643,536
5.00%, 07/22/2030(c)	5,045,000	5,083,701
4.59%, 04/26/2033(c)	151,000	146,806
5.72%, 09/14/2033(c)	406,000	420,675
6.25%, 10/23/2034(c)	1,778,000	1,925,439
5.34%, 01/23/2035(c)	662,000	672,725
5.29%, 07/22/2035(c)	3,363,000	3,411,508
Series NN, 6.88%(c)(d)	2,157,000	2,234,120
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	3,422,000	3,452,696
KeyBank N.A.,
3.30%, 06/01/2025	939,000	921,486
4.15%, 08/08/2025	629,000	620,994
5.85%, 11/15/2027	1,186,000	1,202,123
KeyCorp, 6.62% (SOFR + 1.25%), 05/23/2025(e)	483,000	483,508
Manufacturers & Traders Trust Co.,
5.40%, 11/21/2025	978,000	982,663
4.70%, 01/27/2028	939,000	924,297
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(c)	899,000	905,740
5.26%, 04/17/2030(c)	3,576,000	3,637,055
5.41%, 04/19/2034(c)	916,000	945,293
5.43%, 04/17/2035(c)	3,806,000	3,893,926
8.20%(c)(d)	4,628,000	5,032,260
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(c)	781,000	803,990
5.38%, 07/10/2030(c)	3,782,000	3,854,286
5.59%, 07/10/2035(c)	5,310,000	5,428,979
Principal Amount		Value
Diversified Banks–(continued)
Morgan Stanley Bank N.A.,
5.48%, 07/16/2025	$1,230,000	$1,233,310
4.75%, 04/21/2026	1,090,000	1,089,529
5.88%, 10/30/2026	1,899,000	1,942,895
4.95%, 01/14/2028(c)	2,376,000	2,381,746
5.50%, 05/26/2028(c)	8,711,000	8,868,166
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)	1,846,000	1,877,954
5.00%, 05/30/2028(b)	1,428,000	1,447,693
PNC Financial Services Group, Inc. (The),
5.67%, 10/28/2025(c)	371,000	371,060
6.62%, 10/20/2027(c)	1,484,000	1,537,119
5.58%, 06/12/2029(c)	947,000	969,429
6.04%, 10/28/2033(c)	222,000	233,993
5.07%, 01/24/2034(c)	317,000	313,755
6.88%, 10/20/2034(c)	1,002,000	1,115,622
Royal Bank of Canada (Canada),
4.88%, 01/19/2027	1,496,000	1,503,063
4.95%, 02/01/2029	548,000	555,222
5.00%, 02/01/2033	411,000	414,949
7.50%, 05/02/2084(c)	4,864,000	5,063,609
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(c)	987,000	1,005,236
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(c)	1,188,000	1,209,934
6.75%, 02/08/2028(b)(c)	983,000	1,020,144
7.02%, 02/08/2030(b)(c)	985,000	1,057,655
2.68%, 06/29/2032(b)(c)	1,468,000	1,233,722
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(d)	3,677,000	3,713,399
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(b)	957,000	969,090
5.65%, 09/14/2026(b)	1,250,000	1,270,223
5.20%, 03/07/2027(b)	3,010,000	3,041,028
5.55%, 09/14/2028(b)	1,238,000	1,277,749
5.20%, 03/07/2029(b)	2,113,000	2,160,024
5.35%, 03/07/2034(b)	1,629,000	1,671,549
Synovus Bank, 5.63%, 02/15/2028	1,338,000	1,324,219
Toronto-Dominion Bank (The) (Canada),
8.13%, 10/31/2082(c)	1,101,000	1,150,654
7.25%, 07/31/2084(c)	4,875,000	4,910,650
U.S. Bancorp,
4.55%, 07/22/2028(c)	200,000	198,052
5.78%, 06/12/2029(c)	726,000	747,832
5.38%, 01/23/2030(c)	1,606,000	1,637,918
4.97%, 07/22/2033(c)	159,000	153,261
4.84%, 02/01/2034(c)	658,000	638,365
5.84%, 06/12/2034(c)	707,000	734,239
UBS AG (Switzerland), 5.65%, 09/11/2028	951,000	984,855
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Wells Fargo & Co.,
5.71%, 04/22/2028(c)	$1,990,000	$2,029,096
5.57%, 07/25/2029(c)	583,000	597,118
6.30%, 10/23/2029(c)	792,000	834,093
5.20%, 01/23/2030(c)	940,000	951,654
5.39%, 04/24/2034(c)	338,000	342,071
5.56%, 07/25/2034(c)	1,536,000	1,571,059
5.50%, 01/23/2035(c)	1,359,000	1,385,821
4.61%, 04/25/2053(c)	181,000	160,717
6.85%(c)(d)	3,474,000	3,524,475
7.63%(c)(d)	687,000	732,460
Wells Fargo Bank N.A.,
5.55%, 08/01/2025	2,773,000	2,788,205
4.81%, 01/15/2026	1,764,000	1,764,740
5.45%, 08/07/2026	1,629,000	1,651,100
Westpac Banking Corp. (Australia), 6.82%, 11/17/2033	2,545,000	2,805,929
		279,943,900
Diversified Capital Markets–0.42%
UBS Group AG (Switzerland),
4.55%, 04/17/2026	958,000	950,062
5.71%, 01/12/2027(b)(c)	826,000	831,564
4.75%, 05/12/2028(b)(c)	956,000	948,989
5.43%, 02/08/2030(b)(c)	949,000	963,725
6.30%, 09/22/2034(b)(c)	1,382,000	1,471,432
5.70%, 02/08/2035(b)(c)	761,000	779,040
Series 28, 9.25%(b)(c)(d)	1,398,000	1,525,526
Series 31, 7.75%(b)(c)(d)	2,706,000	2,788,225
Series 33, 9.25%(b)(c)(d)	1,392,000	1,578,744
		11,837,307
Diversified Financial Services–1.22%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
5.10%, 01/19/2029	847,000	852,688
6.95%, 03/10/2055(c)	1,944,000	1,966,595
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/01/2031(b)	1,294,000	1,302,698
Apollo Debt Solutions BDC, 6.90%, 04/13/2029(b)	466,000	478,358
Apollo Global Management, Inc.,
6.38%, 11/15/2033	1,314,000	1,423,468
5.80%, 05/21/2054	2,323,000	2,342,369
Avolon Holdings Funding Ltd. (Ireland),
6.38%, 05/04/2028(b)	673,000	696,161
5.75%, 03/01/2029(b)	2,845,000	2,897,290
5.75%, 11/15/2029(b)	3,022,000	3,078,703
BlackRock Funding, Inc.,
4.90%, 01/08/2035	1,681,000	1,689,940
5.35%, 01/08/2055	1,652,000	1,657,238
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029(b)	4,161,000	4,143,666
Corebridge Financial, Inc.,
6.05%, 09/15/2033(b)	974,000	1,025,925
5.75%, 01/15/2034	1,721,000	1,772,966
LPL Holdings, Inc., 5.70%, 05/20/2027	3,063,000	3,096,202
Principal Amount		Value
Diversified Financial Services–(continued)
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	$1,184,000	$1,216,020
6.50%, 03/26/2031(b)	1,395,000	1,448,823
Nuveen LLC,
5.55%, 01/15/2030(b)	1,377,000	1,412,687
5.85%, 04/15/2034(b)	2,158,000	2,222,882
		34,724,679
Diversified Metals & Mining–0.30%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	1,400,000	1,426,582
5.25%, 09/08/2030	941,000	973,321
5.25%, 09/08/2033	1,676,000	1,716,366
Glencore Funding LLC (Australia),
5.37%, 04/04/2029(b)	1,562,000	1,584,966
5.63%, 04/04/2034(b)	1,526,000	1,538,139
5.89%, 04/04/2054(b)	1,170,000	1,146,280
		8,385,654
Diversified REITs–0.05%
VICI Properties L.P.,
5.75%, 04/01/2034	618,000	627,807
6.13%, 04/01/2054	668,000	660,619
		1,288,426
Diversified Support Services–0.03%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)	873,000	916,259
Electric Utilities–2.62%
Alabama Power Co., 5.85%, 11/15/2033	385,000	410,819
American Electric Power Co., Inc.,
5.75%, 11/01/2027	246,000	253,316
5.20%, 01/15/2029	1,153,000	1,168,544
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	264,000	261,216
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	641,000	669,681
5.90%, 11/15/2053	896,000	945,260
Constellation Energy Generation LLC,
6.13%, 01/15/2034	408,000	435,615
6.50%, 10/01/2053	331,000	364,721
5.75%, 03/15/2054	1,794,000	1,788,889
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	423,000	470,889
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	385,000	379,764
Duke Energy Corp.,
5.00%, 12/08/2025	545,000	545,727
4.85%, 01/05/2029	1,183,000	1,187,994
5.00%, 08/15/2052	247,000	221,778
Duke Energy Indiana LLC, 5.40%, 04/01/2053	422,000	414,410
Duke Energy Ohio, Inc., 5.55%, 03/15/2054	2,588,000	2,595,017
Electricite de France S.A. (France), 5.70%, 05/23/2028(b)	627,000	644,758
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Enel Finance America LLC (Italy), 7.10%, 10/14/2027(b)	$831,000	$883,707
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	1,133,000	1,157,141
Entergy Corp., 7.13%, 12/01/2054(c)	1,946,000	1,951,756
Evergy Metro, Inc., 4.95%, 04/15/2033	294,000	292,978
Eversource Energy,
5.00%, 01/01/2027	2,030,000	2,035,974
5.50%, 01/01/2034	1,025,000	1,033,367
Exelon Corp.,
5.15%, 03/15/2029	1,129,000	1,147,894
5.45%, 03/15/2034	1,083,000	1,105,303
5.60%, 03/15/2053	1,349,000	1,339,029
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	153,000	154,950
Florida Power & Light Co., 4.80%, 05/15/2033	284,000	283,683
Georgia Power Co.,
4.65%, 05/16/2028	322,000	322,731
4.95%, 05/17/2033	313,000	313,188
MidAmerican Energy Co.,
5.35%, 01/15/2034	273,000	283,453
5.85%, 09/15/2054	459,000	483,931
5.30%, 02/01/2055	1,153,000	1,128,291
National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029	1,910,000	1,934,371
5.00%, 02/07/2031	1,787,000	1,810,266
5.80%, 01/15/2033	153,000	161,791
7.13%, 09/15/2053(c)	4,011,000	4,185,843
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	476,000	478,031
4.95%, 01/29/2026	6,491,000	6,499,938
4.63%, 07/15/2027	393,000	392,879
4.90%, 03/15/2029	2,922,000	2,943,680
5.25%, 03/15/2034	2,813,000	2,837,834
5.55%, 03/15/2054	2,941,000	2,907,642
6.75%, 06/15/2054(c)	1,626,000	1,694,232
Niagara Mohawk Power Corp., 5.29%, 01/17/2034(b)	1,168,000	1,163,467
Ohio Power Co., 5.65%, 06/01/2034	2,281,000	2,346,271
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	225,000	226,539
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	1,075,000	1,130,625
PacifiCorp,
5.10%, 02/15/2029	1,195,000	1,212,208
5.30%, 02/15/2031	984,000	1,000,076
5.45%, 02/15/2034	1,482,000	1,499,126
5.80%, 01/15/2055	1,131,000	1,123,714
PECO Energy Co., 4.90%, 06/15/2033	502,000	503,932
Public Service Co. of Colorado, 5.25%, 04/01/2053	326,000	307,996
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	409,000	422,029
Public Service Electric and Gas Co., 5.13%, 03/15/2053	232,000	225,407
Principal Amount		Value
Electric Utilities–(continued)
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	$765,000	$749,466
5.55%, 04/15/2054	2,268,000	2,292,432
Sierra Pacific Power Co., 5.90%, 03/15/2054	329,000	342,531
Southern Co. (The),
5.15%, 10/06/2025	227,000	227,254
5.70%, 10/15/2032	164,000	171,638
Southwestern Electric Power Co., 5.30%, 04/01/2033	289,000	288,502
Union Electric Co., 5.20%, 04/01/2034	3,097,000	3,148,557
Virginia Electric and Power Co.,
5.00%, 04/01/2033	323,000	322,414
5.35%, 01/15/2054	866,000	846,617
Vistra Operations Co. LLC,
6.95%, 10/15/2033(b)	834,000	906,547
6.00%, 04/15/2034(b)	1,493,000	1,528,995
		74,508,624
Environmental & Facilities Services–0.23%
Republic Services, Inc.,
4.88%, 04/01/2029	1,345,000	1,359,384
5.00%, 12/15/2033	1,184,000	1,190,880
5.00%, 04/01/2034	194,000	195,043
Veralto Corp.,
5.50%, 09/18/2026(b)	2,167,000	2,187,125
5.35%, 09/18/2028(b)	962,000	982,364
5.45%, 09/18/2033(b)	502,000	513,912
		6,428,708
Financial Exchanges & Data–0.15%
Intercontinental Exchange, Inc.,
5.25%, 06/15/2031	2,197,000	2,259,983
4.60%, 03/15/2033	165,000	162,101
4.95%, 06/15/2052	194,000	182,333
5.20%, 06/15/2062	409,000	395,279
Nasdaq, Inc.,
5.35%, 06/28/2028	261,000	267,570
5.55%, 02/15/2034	365,000	375,044
5.95%, 08/15/2053	174,000	181,268
6.10%, 06/28/2063	341,000	359,083
		4,182,661
Food Retail–0.02%
Alimentation Couche-Tard, Inc. (Canada), 5.62%, 02/12/2054(b)	579,000	586,842
Gas Utilities–0.06%
Atmos Energy Corp.,
5.90%, 11/15/2033	502,000	535,891
6.20%, 11/15/2053	364,000	402,500
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	403,000	412,607
Southwest Gas Corp., 5.45%, 03/23/2028	222,000	225,765
		1,576,763
Health Care Distributors–0.07%
Cardinal Health, Inc., 5.45%, 02/15/2034	866,000	887,143
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Health Care Distributors–(continued)
Cencora, Inc., 5.13%, 02/15/2034	$730,000	$736,208
McKesson Corp., 5.10%, 07/15/2033	325,000	332,171
		1,955,522
Health Care Equipment–0.25%
Becton, Dickinson and Co., 4.69%, 02/13/2028	261,000	261,122
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	527,000	518,407
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	3,316,000	3,345,814
5.40%, 03/20/2034	2,987,000	3,022,870
		7,148,213
Health Care Facilities–0.10%
Adventist Health System, 5.76%, 12/01/2034	1,247,000	1,274,962
HCA, Inc., 5.90%, 06/01/2053	723,000	720,058
UPMC,
5.04%, 05/15/2033	531,000	532,405
5.38%, 05/15/2043	259,000	266,727
		2,794,152
Health Care REITs–0.12%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	648,000	640,608
5.63%, 05/15/2054	2,861,000	2,757,247
		3,397,855
Health Care Services–0.85%
CommonSpirit Health,
5.21%, 12/01/2031	12,259,000	12,365,543
5.32%, 12/01/2034	2,298,000	2,321,548
5.55%, 12/01/2054	738,000	745,531
CVS Health Corp.,
5.00%, 01/30/2029	473,000	476,286
5.25%, 01/30/2031	159,000	160,736
5.30%, 06/01/2033	559,000	558,243
6.00%, 06/01/2063	276,000	272,734
Icon Investments Six DAC,
5.81%, 05/08/2027	2,156,000	2,199,807
5.85%, 05/08/2029	1,635,000	1,691,440
6.00%, 05/08/2034	1,967,000	2,053,389
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	443,000	293,485
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	624,000	382,820
Quest Diagnostics, Inc., 6.40%, 11/30/2033	632,000	690,998
		24,212,560
Health Care Supplies–0.38%
Solventum Corp.,
5.45%, 02/25/2027(b)	1,676,000	1,692,029
5.40%, 03/01/2029(b)	3,222,000	3,262,786
5.60%, 03/23/2034(b)	2,075,000	2,088,381
5.90%, 04/30/2054(b)	204,000	200,564
6.00%, 05/15/2064(b)	3,587,000	3,501,908
		10,745,668
Principal Amount		Value
Home Improvement Retail–0.09%
Home Depot, Inc. (The), 4.90%, 04/15/2029	$1,352,000	$1,377,922
Lowe’s Cos., Inc.,
5.75%, 07/01/2053	166,000	167,384
5.80%, 09/15/2062	60,000	59,834
5.85%, 04/01/2063	973,000	980,388
		2,585,528
Hotel & Resort REITs–0.04%
Phillips Edison Grocery Center Operating Partnership I L.P., 5.75%, 07/15/2034	989,000	1,004,029
Hotels, Resorts & Cruise Lines–0.12%
Choice Hotels International, Inc., 5.85%, 08/01/2034	1,830,000	1,839,702
Marriott International, Inc.,
4.88%, 05/15/2029	620,000	623,978
5.30%, 05/15/2034	1,038,000	1,046,683
		3,510,363
Industrial Conglomerates–0.41%
Honeywell International, Inc.,
4.88%, 09/01/2029	2,381,000	2,420,594
4.95%, 09/01/2031	2,953,000	3,016,091
5.00%, 02/15/2033	45,000	45,854
5.00%, 03/01/2035	2,061,000	2,087,119
5.25%, 03/01/2054	549,000	544,926
5.35%, 03/01/2064	3,569,000	3,561,235
		11,675,819
Industrial Machinery & Supplies & Components–0.13%
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	2,197,000	2,226,707
5.40%, 08/14/2028	189,000	193,762
Nordson Corp.,
5.60%, 09/15/2028	313,000	322,285
5.80%, 09/15/2033	471,000	496,522
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	465,000	474,120
		3,713,396
Industrial REITs–0.02%
LXP Industrial Trust, 6.75%, 11/15/2028	538,000	565,953
Insurance Brokers–0.10%
Arthur J. Gallagher & Co., 6.75%, 02/15/2054	680,000	770,059
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	875,000	911,615
5.45%, 03/15/2053	234,000	234,524
5.70%, 09/15/2053	784,000	816,346
		2,732,544
Integrated Oil & Gas–0.31%
BP Capital Markets America, Inc.,
4.81%, 02/13/2033	239,000	236,815
4.89%, 09/11/2033	446,000	444,280
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	1,816,000	1,853,211
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Integrated Oil & Gas–(continued)
Occidental Petroleum Corp.,
5.00%, 08/01/2027	$988,000	$992,086
5.20%, 08/01/2029	987,000	993,667
5.55%, 10/01/2034	1,396,000	1,404,516
6.45%, 09/15/2036	1,246,000	1,331,893
4.63%, 06/15/2045	516,000	417,063
6.05%, 10/01/2054	1,009,000	1,015,043
		8,688,574
Integrated Telecommunication Services–0.05%
AT&T, Inc.,
2.55%, 12/01/2033	314,000	256,921
5.40%, 02/15/2034	609,000	622,485
Verizon Communications, Inc., 2.36%, 03/15/2032	565,000	472,828
		1,352,234
Interactive Media & Services–0.04%
Meta Platforms, Inc.,
4.65%, 08/15/2062	292,000	258,459
5.75%, 05/15/2063	741,000	778,759
		1,037,218
Investment Banking & Brokerage–1.88%
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	1,089,000	1,116,508
Charles Schwab Corp. (The), Series K, 5.00%(c)(d)	333,000	314,925
Franklin BSP Capital Corp., 7.20%, 06/15/2029(b)	962,000	978,590
Goldman Sachs Group, Inc. (The),
5.70%, 11/01/2024	292,000	292,097
5.73%, 04/25/2030(c)	2,428,000	2,508,500
5.05%, 07/23/2030(c)	4,201,000	4,222,738
5.85%, 04/25/2035(c)	2,837,000	2,965,706
5.33%, 07/23/2035(c)	3,361,000	3,387,260
Series W, 7.50%(c)(d)	7,441,000	7,802,960
Series X, 7.50%(c)(d)	8,177,000	8,448,158
Morgan Stanley,
5.65%, 04/13/2028(c)	2,179,000	2,220,537
5.12%, 02/01/2029(c)	202,000	203,940
5.16%, 04/20/2029(c)	1,142,000	1,153,743
5.45%, 07/20/2029(c)	338,000	345,190
6.41%, 11/01/2029(c)	973,000	1,029,443
5.17%, 01/16/2030(c)	914,000	925,027
5.04%, 07/19/2030(c)	3,010,000	3,031,704
5.25%, 04/21/2034(c)	1,140,000	1,145,871
5.42%, 07/21/2034(c)	679,000	689,477
5.47%, 01/18/2035(c)	957,000	974,316
5.83%, 04/19/2035(c)	2,446,000	2,556,736
5.32%, 07/19/2035(c)	4,654,000	4,694,157
5.95%, 01/19/2038(c)	174,000	177,809
5.94%, 02/07/2039(c)	2,190,000	2,228,534
		53,413,926
Leisure Products–0.09%
Brunswick Corp., 5.85%, 03/18/2029	886,000	900,200
Polaris, Inc., 6.95%, 03/15/2029	1,568,000	1,666,707
		2,566,907
Principal Amount		Value
Life & Health Insurance–3.47%
AIA Group Ltd. (Hong Kong), 5.38%, 04/05/2034(b)	$2,299,000	$2,316,977
Athene Global Funding,
5.62%, 05/08/2026(b)	9,029,000	9,112,376
5.52%, 03/25/2027(b)	3,225,000	3,267,092
5.58%, 01/09/2029(b)	3,912,000	3,993,495
Athene Holding Ltd., 6.25%, 04/01/2054	1,726,000	1,762,217
Corebridge Global Funding,
6.68% (SOFR + 1.30%), 09/25/2026(b)(e)	5,823,000	5,875,003
5.90%, 09/19/2028(b)	814,000	843,744
5.20%, 01/12/2029(b)	1,898,000	1,925,117
5.20%, 06/24/2029(b)	3,648,000	3,714,897
Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(b)	3,826,000	3,734,482
Series 21-1, 2.66%, 06/29/2026(b)	10,423,000	9,827,570
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	397,000	415,241
GA Global Funding Trust, 5.50%, 01/08/2029(b)	1,780,000	1,811,653
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(f)	9,203,000	8,043,330
MassMutual Global Funding II, 5.10%, 04/09/2027(b)	8,142,000	8,259,182
MetLife, Inc., 5.25%, 01/15/2054	643,000	630,450
New York Life Global Funding, 4.55%, 01/28/2033(b)	583,000	570,578
Nippon Life Insurance Co. (Japan), 5.95%, 04/16/2054(b)(c)	3,648,000	3,699,822
Northwestern Mutual Global Funding,
5.07%, 03/25/2027(b)	3,562,000	3,610,609
4.35%, 09/15/2027(b)	490,000	486,830
4.71%, 01/10/2029(b)	5,350,000	5,391,718
Pacific Life Global Funding II,
6.44% (SOFR + 1.05%), 07/28/2026(b)(e)	4,521,000	4,564,552
4.90%, 01/11/2029(b)	5,900,000	5,951,248
Principal Life Global Funding II,
5.00%, 01/16/2027(b)	1,293,000	1,300,868
5.10%, 01/25/2029(b)	5,472,000	5,539,608
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(c)(d)	2,024,000	2,000,871
		98,649,530
Managed Health Care–0.17%
Humana, Inc., 5.75%, 12/01/2028	592,000	612,994
UnitedHealth Group, Inc.,
5.00%, 10/15/2024	443,000	442,496
5.15%, 10/15/2025	292,000	293,298
5.25%, 02/15/2028	295,000	302,730
5.30%, 02/15/2030	466,000	483,007
5.35%, 02/15/2033	402,000	415,978
4.50%, 04/15/2033	155,000	151,165
5.05%, 04/15/2053	303,000	286,919
5.63%, 07/15/2054	1,565,000	1,605,782
5.20%, 04/15/2063	261,000	247,479
		4,841,848
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Marine Transportation–0.02%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	$615,000	$642,547
Movies & Entertainment–0.04%
Netflix, Inc., 5.40%, 08/15/2054	580,000	586,926
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042	297,000	234,444
5.14%, 03/15/2052	239,000	177,927
		999,297
Multi-Family Residential REITs–0.25%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	1,288,000	1,311,057
Essex Portfolio L.P., 5.50%, 04/01/2034	1,234,000	1,255,627
Mid-America Apartments L.P., 5.30%, 02/15/2032	4,356,000	4,434,003
		7,000,687
Multi-line Insurance–0.04%
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	1,030,000	1,042,286
Multi-Utilities–1.07%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	2,489,000	2,405,728
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026(g)	1,366,000	1,369,760
Ameren Illinois Co., 4.95%, 06/01/2033	370,000	370,498
Black Hills Corp., 6.15%, 05/15/2034	1,073,000	1,119,730
Dominion Energy, Inc.,
5.38%, 11/15/2032	637,000	647,848
Series B, 7.00%, 06/01/2054(c)	2,308,000	2,429,627
Series A, 6.88%, 02/01/2055(c)	1,755,000	1,822,532
DTE Energy Co.,
4.95%, 07/01/2027	1,746,000	1,752,839
5.85%, 06/01/2034	1,031,000	1,073,824
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	1,387,000	1,407,455
5.63%, 04/10/2034(b)	1,300,000	1,326,496
5.88%, 04/10/2054(b)	1,290,000	1,288,821
NiSource, Inc.,
5.25%, 03/30/2028	163,000	165,347
5.40%, 06/30/2033	136,000	137,888
5.35%, 04/01/2034	3,871,000	3,901,766
6.95%, 11/30/2054(c)	1,739,000	1,767,835
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028	1,511,000	1,571,610
6.13%, 10/15/2033	883,000	940,581
Sempra, 6.88%, 10/01/2054(c)	3,864,000	3,880,543
WEC Energy Group, Inc.,
5.00%, 09/27/2025	506,000	505,631
5.15%, 10/01/2027	311,000	315,041
4.75%, 01/15/2028	246,000	246,945
		30,448,345
Principal Amount		Value
Oil & Gas Drilling–0.01%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	$366,000	$395,314
Oil & Gas Equipment & Services–0.02%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	629,000	631,429
Oil & Gas Exploration & Production–0.32%
ConocoPhillips Co.,
5.55%, 03/15/2054	547,000	551,540
5.70%, 09/15/2063	385,000	393,163
Diamondback Energy, Inc.,
5.20%, 04/18/2027	1,989,000	2,011,288
5.15%, 01/30/2030	1,892,000	1,922,338
5.40%, 04/18/2034	1,443,000	1,461,376
5.75%, 04/18/2054	1,320,000	1,307,665
5.90%, 04/18/2064	1,144,000	1,138,813
Pioneer Natural Resources Co., 5.10%, 03/29/2026	274,000	275,588
		9,061,771
Oil & Gas Refining & Marketing–0.02%
Phillips 66 Co., 5.30%, 06/30/2033	551,000	557,736
Oil & Gas Storage & Transportation–0.80%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	523,000	540,601
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	376,000	382,003
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	505,000	521,715
Series NC5, 8.25%, 01/15/2084(c)	1,319,000	1,386,604
Energy Transfer L.P.,
6.05%, 12/01/2026	2,303,000	2,356,181
6.40%, 12/01/2030	290,000	310,865
5.75%, 02/15/2033	219,000	224,553
6.55%, 12/01/2033	350,000	378,136
5.55%, 05/15/2034	1,049,000	1,059,199
5.95%, 05/15/2054	960,000	948,730
6.05%, 09/01/2054	5,415,000	5,431,424
Kinder Morgan, Inc.,
4.80%, 02/01/2033	222,000	215,125
5.20%, 06/01/2033	527,000	523,913
5.45%, 08/01/2052	381,000	359,853
MPLX L.P.,
5.00%, 03/01/2033	314,000	307,393
4.95%, 03/14/2052	268,000	233,782
ONEOK, Inc.,
5.55%, 11/01/2026	287,000	291,106
5.65%, 11/01/2028	328,000	338,253
5.80%, 11/01/2030	840,000	877,965
6.10%, 11/15/2032	174,000	183,981
6.05%, 09/01/2033	813,000	855,832
6.63%, 09/01/2053	1,158,000	1,266,507
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	409,000	424,295
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	394,000	412,916
Targa Resources Corp., 5.20%, 07/01/2027	251,000	253,633
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
TransCanada PipeLines Ltd. (Canada), 6.20%, 03/09/2026	$33,000	$33,025
Western Midstream Operating L.P., 6.15%, 04/01/2033	505,000	525,041
Williams Cos., Inc. (The),
5.30%, 08/15/2028	1,382,000	1,408,804
5.65%, 03/15/2033	523,000	540,432
		22,591,867
Other Specialty Retail–0.01%
Tractor Supply Co., 5.25%, 05/15/2033	221,000	223,812
Packaged Foods & Meats–0.23%
Campbell Soup Co.,
5.30%, 03/20/2026	757,000	761,839
5.20%, 03/19/2027	1,115,000	1,131,467
5.20%, 03/21/2029	1,204,000	1,228,872
5.40%, 03/21/2034	1,579,000	1,607,542
J.M. Smucker Co. (The), 6.20%, 11/15/2033	501,000	540,868
Mars, Inc.,
4.55%, 04/20/2028(b)	830,000	831,459
4.65%, 04/20/2031(b)	431,000	429,158
		6,531,205
Paper & Plastic Packaging Products & Materials–0.15%
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030(b)	1,516,000	1,541,898
5.44%, 04/03/2034(b)	1,456,000	1,480,725
5.78%, 04/03/2054(b)	1,331,000	1,360,494
		4,383,117
Passenger Airlines–0.17%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	833,940	776,956
Series 2021-1, Class A, 2.88%, 07/11/2034	256,220	223,214
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	170,776	169,968
4.75%, 10/20/2028(b)	649,062	642,747
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	162,452	164,495
Series 2019-2, Class AA, 2.70%, 05/01/2032	4,040	3,544
Series AA, 5.45%, 02/15/2037	2,857,000	2,931,075
		4,911,999
Personal Care Products–0.06%
Kenvue, Inc.,
5.05%, 03/22/2028	306,000	311,881
5.00%, 03/22/2030	535,000	548,207
4.90%, 03/22/2033	605,000	610,986
5.20%, 03/22/2063	294,000	284,225
		1,755,299
Principal Amount		Value
Pharmaceuticals–0.97%
AstraZeneca Finance LLC (United Kingdom),
4.80%, 02/26/2027	$2,151,000	$2,166,204
4.85%, 02/26/2029	1,233,000	1,251,851
4.90%, 02/26/2031	1,643,000	1,672,641
Bayer US Finance LLC (Germany),
6.25%, 01/21/2029(b)	1,095,000	1,139,088
6.38%, 11/21/2030(b)	1,355,000	1,419,390
6.50%, 11/21/2033(b)	1,395,000	1,465,752
Bristol-Myers Squibb Co.,
4.95%, 02/20/2026	2,048,000	2,058,228
4.90%, 02/22/2027	635,000	640,916
4.90%, 02/22/2029	686,000	696,961
5.75%, 02/01/2031	1,198,000	1,269,960
5.90%, 11/15/2033	742,000	798,139
6.25%, 11/15/2053	485,000	537,077
6.40%, 11/15/2063	673,000	752,567
Eli Lilly and Co.,
4.50%, 02/09/2027	3,693,000	3,702,487
4.70%, 02/27/2033	477,000	479,349
4.70%, 02/09/2034	1,794,000	1,799,240
4.88%, 02/27/2053	426,000	407,717
5.00%, 02/09/2054	1,188,000	1,158,918
4.95%, 02/27/2063	257,000	245,287
5.10%, 02/09/2064	1,562,000	1,524,734
Merck & Co., Inc.,
4.90%, 05/17/2044	1,191,000	1,146,499
5.00%, 05/17/2053	311,000	298,706
5.15%, 05/17/2063	422,000	410,940
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/2033	647,000	645,179
		27,687,830
Precious Metals & Minerals–0.04%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(b)	1,168,000	1,164,800
Property & Casualty Insurance–0.32%
Fairfax Financial Holdings Ltd. (Canada),
6.35%, 03/22/2054(b)	1,876,000	1,931,940
6.10%, 03/15/2055(b)	5,435,000	5,437,563
Markel Group, Inc., 6.00%, 05/16/2054	1,463,000	1,485,214
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	291,000	299,706
		9,154,423
Rail Transportation–0.11%
Norfolk Southern Corp.,
5.05%, 08/01/2030	663,000	675,836
5.55%, 03/15/2034	688,000	720,167
5.35%, 08/01/2054	115,000	112,844
5.95%, 03/15/2064	874,000	922,846
Union Pacific Corp.,
4.50%, 01/20/2033	365,000	359,830
5.15%, 01/20/2063	450,000	429,957
		3,221,480
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Real Estate Development–0.33%
Piedmont Operating Partnership L.P.,
9.25%, 07/20/2028	$5,018,000	$5,488,136
6.88%, 07/15/2029	3,734,000	3,801,616
		9,289,752
Regional Banks–0.42%
Citizens Financial Group, Inc., 2.64%, 09/30/2032	319,000	252,903
M&T Bank Corp., 5.05%, 01/27/2034(c)	298,000	284,608
Regions Financial Corp., 5.72%, 06/06/2030(c)	3,233,000	3,293,572
Santander Holdings USA, Inc., 6.12%, 05/31/2027(c)	4,504,000	4,564,710
Truist Financial Corp.,
6.05%, 06/08/2027(c)	646,000	656,877
4.87%, 01/26/2029(c)	314,000	312,877
7.16%, 10/30/2029(c)	584,000	629,201
5.44%, 01/24/2030(c)	637,000	646,974
4.92%, 07/28/2033(c)	398,000	377,746
6.12%, 10/28/2033(c)	235,000	246,289
5.87%, 06/08/2034(c)	560,000	578,147
		11,843,904
Reinsurance–0.36%
Global Atlantic (Fin) Co.,
6.75%, 03/15/2054(b)	4,198,000	4,242,926
7.95%, 10/15/2054(b)(c)	1,923,000	1,956,341
Swiss Re Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(b)(c)	4,000,000	4,059,091
		10,258,358
Renewable Electricity–0.03%
DTE Electric Co., 5.20%, 03/01/2034	973,000	990,233
Restaurants–0.15%
McDonald’s Corp.,
4.80%, 08/14/2028	1,900,000	1,914,795
4.95%, 08/14/2033	1,473,000	1,487,300
5.15%, 09/09/2052	303,000	287,209
5.45%, 08/14/2053	490,000	485,217
		4,174,521
Retail REITs–0.21%
Agree L.P., 5.63%, 06/15/2034	1,393,000	1,415,109
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035	1,145,000	1,171,692
Kite Realty Group L.P., 5.50%, 03/01/2034	407,000	408,802
NNN REIT, Inc.,
5.60%, 10/15/2033	366,000	373,867
5.50%, 06/15/2034	1,540,000	1,563,686
Realty Income Corp., 5.63%, 10/13/2032	193,000	200,492
Regency Centers L.P., 5.25%, 01/15/2034	821,000	823,476
		5,957,124
Principal Amount		Value
Self-Storage REITs–1.13%
Extra Space Storage L.P.,
5.70%, 04/01/2028	$221,000	$226,772
5.40%, 02/01/2034	1,547,000	1,560,716
Prologis L.P.,
4.88%, 06/15/2028	517,000	522,288
4.63%, 01/15/2033	370,000	362,749
4.75%, 06/15/2033	817,000	807,472
5.13%, 01/15/2034	464,000	470,018
5.00%, 03/15/2034	3,401,000	3,409,909
5.00%, 01/31/2035	3,941,000	3,941,304
5.25%, 06/15/2053	1,066,000	1,036,017
5.25%, 03/15/2054	5,138,000	4,971,716
Public Storage Operating Co.,
6.08% (SOFR + 0.70%), 04/16/2027(e)	11,246,000	11,284,896
5.13%, 01/15/2029	154,000	157,813
5.10%, 08/01/2033	848,000	859,989
5.35%, 08/01/2053	2,565,000	2,550,749
		32,162,408
Semiconductors–0.73%
Broadcom, Inc.,
5.05%, 07/12/2029	3,657,000	3,703,128
5.15%, 11/15/2031	3,169,000	3,211,230
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	1,388,000	1,438,333
6.15%, 01/25/2032(b)	3,508,000	3,670,054
5.88%, 01/25/2034(b)	1,395,000	1,425,291
6.25%, 01/25/2035(b)	4,658,000	4,901,871
6.40%, 01/25/2038(b)	1,285,000	1,366,298
Micron Technology, Inc., 5.30%, 01/15/2031	968,000	985,593
		20,701,798
Single-Family Residential REITs–0.13%
American Homes 4 Rent L.P., 5.50%, 07/15/2034	3,620,000	3,645,770
Soft Drinks & Non-alcoholic Beverages–0.36%
Coca-Cola Co. (The),
5.00%, 05/13/2034	2,226,000	2,292,175
5.30%, 05/13/2054	3,098,000	3,154,890
5.40%, 05/13/2064	4,648,000	4,729,940
		10,177,005
Sovereign Debt–0.14%
Saudi Government International Bond (Saudi Arabia),
4.75%, 01/16/2030(b)	1,386,000	1,385,390
5.00%, 01/16/2034(b)	1,281,000	1,276,892
5.75%, 01/16/2054(b)	1,325,000	1,304,436
		3,966,718
Specialized Consumer Services–0.04%
Ashtead Capital, Inc. (United Kingdom), 5.55%, 05/30/2033(b)	1,002,000	1,003,609
Specialized Finance–0.02%
Blackstone Private Credit Fund, 6.25%, 01/25/2031(b)	634,000	645,630
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Specialty Chemicals–0.06%
Eastman Chemical Co., 5.00%, 08/01/2029	$1,627,000	$1,632,625
Systems Software–0.05%
Oracle Corp.,
6.25%, 11/09/2032	326,000	352,084
4.90%, 02/06/2033	527,000	523,416
6.90%, 11/09/2052	358,000	411,085
		1,286,585
Technology Hardware, Storage & Peripherals–0.01%
Leidos, Inc., 5.75%, 03/15/2033	327,000	338,791
Tobacco–0.53%
B.A.T Capital Corp. (United Kingdom),
5.83%, 02/20/2031	773,000	802,243
6.00%, 02/20/2034	423,000	440,308
7.08%, 08/02/2043	358,000	392,153
7.08%, 08/02/2053	289,000	320,483
Philip Morris International, Inc.,
4.75%, 02/12/2027	4,009,000	4,020,250
5.13%, 11/17/2027	338,000	342,635
4.88%, 02/15/2028	1,389,000	1,399,072
5.25%, 09/07/2028	1,114,000	1,137,753
4.88%, 02/13/2029	3,058,000	3,077,139
5.13%, 02/13/2031	829,000	840,973
5.38%, 02/15/2033	1,423,000	1,452,004
5.63%, 09/07/2033	926,000	958,064
		15,183,077
Trading Companies & Distributors–0.25%
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)	3,098,000	3,156,002
5.13%, 07/17/2034(b)	3,989,000	4,048,418
		7,204,420
Transaction & Payment Processing Services–0.23%
Fiserv, Inc.,
5.38%, 08/21/2028	1,476,000	1,512,084
5.63%, 08/21/2033	911,000	943,764
5.45%, 03/15/2034	3,252,000	3,327,465
Mastercard, Inc., 4.85%, 03/09/2033	773,000	786,582
		6,569,895
Wireless Telecommunication Services–0.03%
T-Mobile USA, Inc.,
5.65%, 01/15/2053	540,000	545,157
6.00%, 06/15/2054	338,000	357,756
		902,913
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,191,118,749)		1,211,407,701
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–26.75%
Collateralized Mortgage Obligations–0.22%
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 to 02/25/2033(h)(i)	$834,141	$107,971
7.50%, 11/25/2029(h)	4,924	611
7.00%, 04/25/2032(h)	506,117	79,488
6.00%, 06/25/2033 to 03/25/2036(h)(i)	558,682	80,668
5.50%, 09/25/2033 to 06/25/2035(h)(i)	982,362	143,103
Fannie Mae REMICs,
4.50%, 08/25/2025	67	67
5.50%, 12/25/2025 to 07/25/2046(h)	1,630,411	922,656
7.00%, 07/25/2026 to 04/25/2033(h)	376,519	43,661
6.50%, 10/25/2028 to 10/25/2031	78,155	79,059
6.00%, 11/25/2028	40,305	40,582
7.50%, 12/25/2029	216,570	220,689
6.46% (30 Day Average SOFR + 1.11%), 07/25/2032(e)	39,588	40,008
5.86% (30 Day Average SOFR + 0.51%), 03/25/2033(e)	9,534	9,448
5.71% (30 Day Average SOFR + 0.36%), 08/25/2035(e)	28,421	28,107
4.17% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	91,263	104,953
6.40% (30 Day Average SOFR + 1.05%), 06/25/2037(e)	61,156	61,743
5.00%, 04/25/2040	17,147	17,027
4.00%, 03/25/2041 to 08/25/2047(h)	913,766	161,350
IO, 2.69% (8.15% - (30 Day Average SOFR + 0.11%)), 04/25/2027(e)(h)	22,222	912
3.00%, 11/25/2027(h)	486,395	13,245
1.64% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(e)(h)	7,911	428
4.35% (9.80% - (30 Day Average SOFR + 0.11%)), 03/17/2031(e)(h)	5	0
2.29% (7.75% - (30 Day Average SOFR + 0.11%)), 07/25/2031 to 02/25/2032(e)(h)	38,165	3,341
2.39% (7.85% - (30 Day Average SOFR + 0.11%)), 11/18/2031(e)(h)	32,297	2,718
2.44% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(e)(h)	80,298	7,066
1.79% (7.25% - (30 Day Average SOFR + 0.11%)), 01/25/2032(e)(h)	59,315	5,370
2.49% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032 to 07/25/2032(e)(h)	86,276	6,452
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
2.64% (8.10% - (30 Day Average SOFR + 0.11%)), 02/25/2032 to 03/25/2032(e)(h)	$9,223	$530
1.00% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(h)	98,831	1,877
1.54% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 09/25/2032(e)(h)	262,079	21,059
2.54% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(e)(h)	193,419	19,585
2.54% (8.00% - (30 Day Average SOFR + 0.11%)), 12/18/2032(e)(h)	120,804	10,127
2.64% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(e)(h)	34,612	2,731
2.74% (8.20% - (30 Day Average SOFR + 0.11%)), 01/25/2033(e)(h)	184,754	17,837
2.79% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(e)(h)	124,795	17,548
2.09% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(e)(h)	141,418	14,772
1.24% (6.70% - (30 Day Average SOFR + 0.11%)), 02/25/2035 to 05/25/2035(e)(h)	285,914	23,233
1.29% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(e)(h)	50,709	2,256
1.14% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(e)(h)	185,628	10,778
3.50%, 08/25/2035(h)	2,987,020	333,180
0.64% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(e)(h)	156,513	13,308
1.12% (6.58% - (30 Day Average SOFR + 0.11%)), 06/25/2036(e)(h)	9,466	914
0.59% (6.05% - (30 Day Average SOFR + 0.11%)), 07/25/2038(e)(h)	70,025	2,100
1.09% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(e)(h)	272,396	19,840
0.69% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(e)(h)	732,533	76,673
0.44% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(e)(h)	5,254,961	495,524
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC03, Class X1, IO, 0.45%, 11/25/2024(i)	$34,740,183	$46,722
Series K734, Class X1, IO, 0.64%, 02/25/2026(i)	31,668,600	210,055
Series K735, Class X1, IO, 0.96%, 05/25/2026(i)	32,997,818	416,858
Series K093, Class X1, IO, 0.94%, 05/25/2029(i)	26,616,100	974,889
Freddie Mac REMICs,
IO, 2.20% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(e)(h)	81,456	3,753
3.00%, 06/15/2027 to 05/15/2040(h)	1,652,214	45,577
2.50%, 05/15/2028(h)	418,299	12,355
2.25% (7.70% - (30 Day Average SOFR + 0.11%)), 03/15/2029(e)(h)	7,676	196
2.65% (8.10% - (30 Day Average SOFR + 0.11%)), 09/15/2029(e)(h)	4,276	256
2.30% (7.75% - (30 Day Average SOFR + 0.11%)), 01/15/2032(e)(h)	73,361	6,489
1.60% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(e)(h)	169,622	10,296
1.25% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(e)(h)	171,738	9,193
1.30% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(e)(h)	117,949	6,416
1.27% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(e)(h)	608,572	40,224
1.20% (6.65% - (30 Day Average SOFR + 0.11%)), 07/15/2035(e)(h)	326,673	32,123
1.55% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(e)(h)	62,030	6,047
0.55% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(e)(h)	36,984	3,152
0.62% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(e)(h)	896,452	77,037
0.80% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(e)(h)	215,239	16,477
0.65% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(e)(h)	793,992	68,208
4.00%, 03/15/2045(h)	131,339	2,406
6.50%, 02/15/2028 to 06/15/2032	391,086	398,493
6.00%, 04/15/2029	23,236	23,389
6.35% (30 Day Average SOFR + 1.01%), 07/15/2031(e)	28,450	28,612
7.00%, 03/15/2032	112,163	116,670
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
3.50%, 05/15/2032	$91,666	$89,097
6.45% (30 Day Average SOFR + 1.11%), 06/15/2032(e)	134,876	136,347
4.76% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(e)	26,715	32,588
5.85% (30 Day Average SOFR + 0.51%), 09/15/2035(e)	67,025	66,324
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(h)	31,073	1,878
3.00%, 12/15/2027(h)	627,617	23,775
3.27%, 12/15/2027(i)	176,107	5,872
6.50%, 02/01/2028(h)	3,972	297
7.50%, 12/15/2029(h)	13,822	1,679
6.00%, 12/15/2032(h)	43,615	4,770
PO, 0.00%, 06/01/2026(j)	2,340	2,257
		6,185,372
Federal Home Loan Mortgage Corp. (FHLMC)–2.16%
9.00%, 01/01/2025 to 05/01/2025	83	83
6.50%, 07/01/2028 to 04/01/2034	48,179	49,884
6.00%, 10/01/2029 to 08/01/2053	25,562,300	26,099,844
7.00%, 10/01/2031 to 10/01/2037	454,467	475,436
5.50%, 09/01/2039 to 08/01/2053	34,699,069	34,872,174
		61,497,421
Federal National Mortgage Association (FNMA)–1.47%
6.50%, 12/01/2029 to 11/01/2031	282,262	289,513
7.50%, 01/01/2033 to 08/01/2033	304,104	311,060
7.00%, 04/01/2033 to 04/01/2034	180,506	186,592
5.50%, 02/01/2035 to 09/01/2053	32,784,942	32,945,948
4.00%, 05/01/2052	8,547,299	8,091,986
		41,825,099
Principal Amount		Value
Government National Mortgage Association (GNMA)–4.58%
ARM, 3.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2025 to 07/20/2027(e)	$410	$406
IO, 1.11% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(e)(h)	427,552	30,376
1.21% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(e)(h)	1,153,384	69,855
4.50%, 09/16/2047(h)	2,211,482	326,056
0.76% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(e)(h)	1,897,111	256,236
TBA, 2.50%, 08/01/2054(k)	69,445,000	59,772,443
4.50%, 08/01/2054(k)	39,787,000	38,552,072
5.50%, 08/01/2054(k)	30,947,000	31,045,297
		130,052,741
Uniform Mortgage-Backed Securities–18.32%
TBA, 2.50%, 08/01/2054(k)	88,454,220	74,185,231
3.00%, 08/01/2054(k)	84,739,844	73,958,634
3.50%, 08/01/2054(k)	51,800,725	47,003,876
4.00%, 08/01/2054(k)	50,728,969	47,545,303
4.50%, 08/01/2054(k)	63,046,916	60,737,921
5.00%, 08/01/2054(k)	117,098,277	115,326,477
5.50%, 08/01/2054(k)	101,537,731	101,709,079
		520,466,521
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $750,725,359)		760,027,154
U.S. Treasury Securities–18.82%
U.S. Treasury Bonds–6.77%
4.63%, 05/15/2044	40,792,500	41,898,359
4.25%, 02/15/2054	152,792,300	150,297,489
		192,195,848
U.S. Treasury Notes–12.05%
4.38%, 07/31/2026	108,488,800	108,730,357
4.38%, 07/15/2027	18,057,300	18,211,775
4.00%, 07/31/2029	103,905,400	104,266,633
4.13%, 07/31/2031	5,744,300	5,801,294
4.38%, 05/15/2034	102,809,600	105,452,128
		342,462,187
Total U.S. Treasury Securities (Cost $522,302,198)		534,658,035

Asset-Backed Securities–16.39%
AGL CLO 29 Ltd., Series 2024-29A, Class A1, 6.85% (3 mo. Term SOFR + 1.57%), 04/21/2037(b)(e)	9,655,000	9,731,072
Alternative Loan Trust,
Series 2005-21CB, Class A7, 5.50%, 06/25/2035	486,060	374,108
Series 2005-29CB, Class A4, 5.00%, 07/25/2035	228,075	126,900
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	$4,415,000	$4,079,948
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(l)	360,970	343,759
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(l)	1,210,327	1,124,348
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(l)	837,557	710,246
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(l)	2,216,623	1,881,957
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(g)	3,981,471	3,671,969
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)(g)	1,509,355	1,524,434
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)(g)	5,346,850	5,385,251
Apidos CLO XII, Series 2013-12A, Class ARR, 6.38% (3 mo. Term SOFR + 1.08%), 04/15/2031(b)(e)	4,415,661	4,418,884
Apidos CLO XXV, Series 2016-25A, Class A1R2, 6.43% (3 mo. Term SOFR + 1.15%), 10/20/2031(b)(e)	4,505,816	4,528,764
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	6,614,000	6,422,415
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	1,463,000	1,476,089
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	5,238,000	5,309,211
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2021-1A, Class A, 6.60% (3 mo. Term SOFR + 1.32%), 04/18/2034(b)(e)	2,317,000	2,319,882
Series 2022-1A, Class A1, 6.60% (3 mo. Term SOFR + 1.32%), 04/18/2035(b)(e)	2,354,000	2,357,161
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	153,059	129,255
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(l)	56,288	48,526
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	181,531	152,176
Bank, Series 2019-BNK16, Class XA, IO, 0.94%, 02/15/2052(i)	22,824,728	743,429
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(l)	3,385,626	2,879,519
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(l)	3,386,414	2,767,227
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(l)	3,081,552	2,709,643
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(l)	3,516,808	2,984,596
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(l)	4,290,659	3,495,428
Principal Amount		Value

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	$120,856	$109,966
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	298,356	278,989
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.52%, 01/15/2051(i)	24,005,995	338,912
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.36%, 02/15/2057(l)	1,400,000	1,441,997
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(l)	593,242	557,852
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 6.29% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(e)	2,083,984	2,060,896
Series 2021-VOLT, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(e)	4,080,000	4,024,401
Series 2021-VOLT, Class B, 6.39% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(e)	3,595,000	3,535,468
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	1,625,000	1,620,447
Series 2022-LBA6, Class A, 6.33% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(e)	3,670,000	3,627,304
Series 2022-LBA6, Class B, 6.63% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(e)	2,265,000	2,225,184
Series 2022-LBA6, Class C, 6.93% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(e)	1,215,000	1,193,824
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A1RR, 6.50% (3 mo. Term SOFR + 1.22%), 07/20/2032(b)(e)	4,908,000	4,933,006
Series 2015-5A, Class A1R3, 6.38% (3 mo. Term SOFR + 1.10%), 01/20/2032(b)(e)	2,530,358	2,531,327
Carlyle US CLO Ltd., Series 2021-1A, Class A1, 6.70% (3 mo. Term SOFR + 1.40%), 04/15/2034(b)(e)	3,938,000	3,944,254
CarMax Auto Owner Trust,
Series 2022-4, Class A4, 5.70%, 07/17/2028	7,031,000	7,145,843
Series 2024-1, Class A3, 4.92%, 10/16/2028	5,840,000	5,859,946
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.87%, 11/13/2050(i)	9,861,125	188,046
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(l)	63,367	59,304
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.83%, 01/25/2036(l)	$321,917	$292,715
CIFC Funding Ltd., Series 2016-1A, Class ARR, 6.62% (3 mo. Term SOFR + 1.34%), 10/21/2031(b)(e)	1,538,000	1,542,217
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(i)	23,568,703	587,351
Citigroup Mortgage Loan Trust, Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(l)	6,235,000	6,235,487
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 7.20% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	508,467	481,895
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(l)	3,413,220	2,789,132
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(l)	1,531,943	1,336,868
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(l)	2,362,533	2,096,392
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(g)	2,292,352	2,138,501
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(l)	3,203,894	3,079,728
COMM Mortgage Trust, Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	5,720,000	5,590,405
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(l)	511,872	455,583
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(l)	743,409	652,265
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(l)	2,968,960	2,803,685
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(l)	1,890,000	1,681,618
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(l)	3,241,502	3,201,733
Cross Mortgage Trust, Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)(g)	4,015,961	4,051,228
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	10,613,000	9,173,851
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	565,324	278,938
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(b)	3,230,000	3,230,421
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.64% (3 mo. Term SOFR + 1.34%), 01/15/2034(b)(e)	1,078,634	1,079,361
Principal Amount		Value

Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(l)	$129,246	$126,001
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(l)	256,819	218,477
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(l)	2,296,078	1,987,245
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)(g)	3,085,306	3,094,116
Empower CLO Ltd., Series 2024-1A, Class A1, 6.91% (3 mo. Term SOFR + 1.60%), 04/25/2037(b)(e)	3,895,000	3,914,759
Enterprise Fleet Financing LLC,
Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	1,943,000	1,955,968
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	970,000	989,257
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	1,133,000	1,169,444
Extended Stay America Trust, Series 2021-ESH, Class B, 6.82% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(e)	1,568,101	1,560,781
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 5.50% (1 mo. Term SOFR + 0.76%), 11/25/2035(e)	346,231	147,981
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(l)	5,186,436	4,551,893
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(l)	1,102,037	969,913
Ford Credit Auto Owner Trust, Series 2024-A, Class A3, 5.09%, 12/15/2028	9,250,000	9,329,696
FREMF Mortgage Trust,
Series 2015-K44, Class B, 3.72%, 01/25/2048(b)(l)	1,175,000	1,161,008
Series 2017-K62, Class B, 3.88%, 01/25/2050(b)(l)	1,040,000	1,009,889
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	4,952,710	5,052,045
GoldenTree Loan Management US CLO 5 Ltd. (Cayman Islands),
Series 2019-5A, Class AR, 6.61% (3 mo. Term SOFR + 1.33%), 10/20/2032(b)(e)	2,190,000	2,190,547
Series 2019-5A, Class ARR, 0.00% (3 mo. Term SOFR + 1.07%), 10/20/2032(b)(e)(j)	2,190,000	2,191,642
Golub Capital Partners CLO 40(B) Ltd., Series 2019-40A, Class AR, 6.64% (3 mo. Term SOFR + 1.35%), 01/25/2032(b)(e)	4,180,666	4,188,195
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.38%, 05/12/2053	3,780,000	3,284,200
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(l)	2,787,133	2,449,446
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.43%, 07/25/2035(l)	$42,306	$38,516
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	1,322,000	1,225,044
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	705,000	651,498
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	360,000	355,868
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	1,470,000	1,474,689
IP Lending VII Ltd., Series 2022-7A, Class SNR, 8.00%, 10/11/2027(b)(f)	5,493,000	5,506,732
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	452,959	416,994
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(l)	159,638	158,527
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(l)	3,862,764	3,219,045
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(l)	5,052,858	5,097,884
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class AS, 4.07%, 11/15/2047	6,036,000	5,732,221
Series 2015-C27, Class XA, IO, 1.13%, 02/15/2048(i)	30,195,219	33,532
Series 2015-C28, Class AS, 3.53%, 10/15/2048	3,400,000	3,322,015
KKR CLO 27 Ltd., Series 27A, Class AR, 6.58% (3 mo. Term SOFR + 1.28%), 10/15/2032(b)(e)	3,083,000	3,090,421
KKR Financial CLO Ltd., Series 2013-1A, Class A1R2, 6.40% (3 mo. Term SOFR + 1.10%), 04/15/2029(b)(e)	4,101,842	4,104,172
Life Mortgage Trust,
Series 2021-BMR, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 03/15/2038(b)(e)	2,255,917	2,223,590
Series 2021-BMR, Class B, 6.32% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(e)	3,671,394	3,588,830
Series 2021-BMR, Class C, 6.54% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(e)	1,543,263	1,503,487
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 6.69% (3 mo. Term SOFR + 1.41%), 04/19/2033(b)(e)	10,608,660	10,632,455
Madison Park Funding XXIX Ltd., Series 2018-29A, Class AR, 6.46% (3 mo. Term SOFR + 1.18%), 10/18/2030(b)(e)	8,137,010	8,146,839
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 6.59% (3 mo. Term SOFR + 1.29%), 10/15/2032(b)(e)	3,717,000	3,723,211
Principal Amount		Value

Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(l)	$2,173,734	$1,908,273
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(l)	2,108,464	1,848,362
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(l)	2,681,316	2,339,034
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(e)	1,945,000	1,920,839
Series 2021-STOR, Class B, 6.34% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(e)	1,460,000	1,436,651
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class AS, 3.83%, 12/15/2047	5,035,000	4,973,245
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(i)	10,506,144	253,371
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(l)	5,101,000	5,107,775
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 6.56% (3 mo. Term SOFR + 1.28%), 04/19/2030(b)(e)	3,688,363	3,692,350
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 6.61% (3 mo. Term SOFR + 1.32%), 04/16/2033(b)(e)	3,377,081	3,382,728
Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class AR, 6.43% (3 mo. Term SOFR + 1.15%), 07/25/2035(b)(e)	5,387,000	5,388,648
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(l)	2,195,958	2,030,732
OBX Trust,
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(l)	2,824,991	2,490,281
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(g)	2,305,000	2,073,234
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(b)(g)	4,333,009	4,341,937
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(l)	2,421,062	2,132,002
OCP CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1R2, 6.44% (3 mo. Term SOFR + 1.15%), 10/17/2030(b)(e)	5,778,790	5,781,662
Series 2017-13A, Class A1AR, 6.52% (3 mo. Term SOFR + 1.22%), 07/15/2030(b)(e)	2,451,056	2,453,754
Series 2020-8RA, Class A1, 6.77% (3 mo. Term SOFR + 1.48%), 01/17/2032(b)(e)	5,826,667	5,843,325
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(l)	$3,342,889	$2,791,831
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)(g)	5,096,067	5,226,946
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	2,313,935	2,100,328
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	3,166,124	3,124,129
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	5,742,608	6,018,472
Regatta XIII Funding Ltd., Series 2018-2A, Class A1R, 6.40% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(e)	4,892,747	4,898,403
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	41,080	32,594
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	224,198	180,252
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(l)	233,947	226,972
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	1,830,984	1,778,074
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(l)	3,937,337	3,644,993
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(l)	1,660,932	1,517,106
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,807,300	1,603,084
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,768,433	1,466,818
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(l)	1,426,467	1,300,257
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(l)	106,558	101,034
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(l)	4,104,630	3,563,449
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(l)	2,985,817	2,645,547
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	3,925,000	4,095,774
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	4,308,000	4,420,413
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	4,272,000	4,426,988
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, 6.50% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(e)	3,276,339	3,293,156
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 6.39% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(e)	5,185,121	5,187,713
Principal Amount		Value

Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 6.83% (3 mo. Term SOFR + 1.55%), 04/18/2033(b)(e)	$3,000,000	$3,012,519
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	2,805,000	2,814,339
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	4,209,000	2,833,709
TICP CLO XV Ltd., Series 2020-15A, Class A, 6.82% (3 mo. Term SOFR + 1.54%), 04/20/2033(b)(e)	4,685,000	4,690,856
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	3,777,888	3,401,570
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.06%, 11/15/2050(i)	15,314,164	346,748
Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(b)(g)	544,474	527,517
Series 2020-1, Class A2, 3.64%, 01/25/2060(b)(g)	706,403	685,280
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(l)	652,793	582,065
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(g)	3,256,485	2,888,742
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(l)	791,220	738,362
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(g)	2,251,551	2,068,756
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)(g)	2,595,410	2,461,877
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)(g)	1,147,034	1,141,397
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(g)	1,534,636	1,551,168
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	547,733	515,679
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.81%, 10/25/2033(l)	154,984	146,829
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(l)	247,906	225,198
Series 2005-AR16, Class 1A1, 4.81%, 12/25/2035(l)	243,456	218,696
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(i)	17,474,684	412,645
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	7,253,000	7,333,789
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	443,832	425,032
Series 2014-C20, Class AS, 4.18%, 05/15/2047	535,366	516,864
Series 2014-C25, Class AS, 3.98%, 11/15/2047	5,225,000	5,143,549
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	$5,679,350	$5,148,448
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	2,590,000	2,679,828
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	3,920,000	4,050,286
Total Asset-Backed Securities (Cost $486,327,039)		465,544,894
Shares
Preferred Stocks–0.39%
Diversified Financial Services–0.20%
Apollo Global Management, Inc., 7.63%, Pfd.(c)	215,375	5,774,204
Regional Banks–0.19%
M&T Bank Corp., 7.50%, Series J, Pfd.	198,205	5,214,773
Total Preferred Stocks (Cost $10,339,500)		10,988,977
Principal Amount
Agency Credit Risk Transfer Notes–0.31%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 7.45% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(e)	$2,775,307	2,821,513
Series 2022-R04, Class 1M1, 7.35% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(e)	1,387,958	1,410,376
Series 2023-R02, Class 1M1, 7.65% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(e)	1,114,556	1,145,548
Freddie Mac,
Series 2022-DNA3, Class M1A, STACR®, 7.35% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(e)	1,906,462	1,934,137
Series 2022-DNA6, Class M1, STACR®, 7.50% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(e)	576,641	583,639
Series 2023-DNA1, Class M1, STACR®, 7.45% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(e)	913,244	932,484
Total Agency Credit Risk Transfer Notes (Cost $8,674,168)		8,827,697
Principal Amount		Value

Municipal Obligations–0.21%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037	$1,370,000	$1,293,077
Series 2022, RB, 4.35%, 06/01/2041	995,000	924,367
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	4,965,000	3,881,809
Total Municipal Obligations (Cost $7,330,000)		6,099,253
Shares
Common Stocks & Other Equity Interests–0.00%
Agricultural Products & Services–0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032 (Cost $0)(f)(m)	28	0
Money Market Funds–15.45%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(n)(o)	154,393,766	154,393,766
Invesco Treasury Portfolio, Institutional Class, 5.20%(n)(o)	284,640,248	284,640,248
Total Money Market Funds (Cost $439,034,014)		439,034,014
TOTAL INVESTMENTS IN SECURITIES–120.96% (Cost $3,415,851,027)		3,436,587,725
OTHER ASSETS LESS LIABILITIES—(20.96)%		(595,487,627)
NET ASSETS–100.00%		$2,841,100,098
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $743,291,549, which represented 26.16% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2024.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(i)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2024.
(j)	Zero coupon bond issued at a discount.
(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(l)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2024.
(m)	Non-income producing security.
(n)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$126,743,663	$418,244,064	$(390,593,961)	$-	$-	$154,393,766	$4,913,795
Invesco Liquid Assets Portfolio, Institutional Class	88,438,077	297,070,690	(385,510,846)	(22,475)	24,554	-	3,380,478
Invesco Treasury Portfolio, Institutional Class	144,849,901	590,370,853	(450,580,506)	-	-	284,640,248	5,714,371
Total	$360,031,641	$1,305,685,607	$(1,226,685,313)	$(22,475)	$24,554	$439,034,014	$14,008,644

(o)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	116	September-2024	$23,822,594	$196,422	$196,422
U.S. Treasury 5 Year Notes	1,775	September-2024	191,505,859	1,288,634	1,288,634
U.S. Treasury 10 Year Notes	1,330	September-2024	148,710,625	2,847,504	2,847,504
U.S. Treasury Long Bonds	257	September-2024	31,040,781	997,307	997,307
U.S. Treasury Ultra Bonds	69	September-2024	8,829,844	274,762	274,762
Subtotal—Long Futures Contracts				5,604,629	5,604,629
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	702	September-2024	(81,135,844)	(2,162,367)	(2,162,367)
Total Futures Contracts				$3,442,262	$3,442,262

(a)	Futures contracts collateralized by $3,844,011 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,203,364,371	$8,043,330	$1,211,407,701
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	760,027,154	—	760,027,154
U.S. Treasury Securities	—	534,658,035	—	534,658,035
Asset-Backed Securities	—	460,038,162	5,506,732	465,544,894
Preferred Stocks	10,988,977	—	—	10,988,977
Agency Credit Risk Transfer Notes	—	8,827,697	—	8,827,697
Municipal Obligations	—	6,099,253	—	6,099,253
Common Stocks & Other Equity Interests	—	—	0	0
Money Market Funds	439,034,014	—	—	439,034,014
Total Investments in Securities	450,022,991	2,973,014,672	13,550,062	3,436,587,725
Other Investments - Assets*
Investments Matured	—	—	0	0
Futures Contracts	5,604,629	—	—	5,604,629
	5,604,629	—	0	5,604,629
Other Investments - Liabilities*
Futures Contracts	(2,162,367)	—	—	(2,162,367)
Total Other Investments	3,442,262	—	0	3,442,262
Total Investments	$453,465,253	$2,973,014,672	$13,550,062	$3,440,029,987

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
Invesco Core Bond Fund